AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 65.8%
	AEROSPACE/DEFENSE — 4.4%
1,900	Boeing Co.	$604,713
3,400	Teledyne Technologies, Inc.*	1,241,204
8,585	United Technologies Corp.	1,289,467
		3,135,384
	BANKS — 3.6%
2,715	Goldman Sachs Group, Inc.	645,491
26,575	HomeStreet, Inc.*	853,323
3,350	M&T Bank Corp.	564,542
7,525	Wintrust Financial Corp.	476,182
		2,539,538
	CHEMICALS — 2.1%
10,850	CF Industries Holdings, Inc.	437,038
11,445	Dow, Inc.	527,271
7,600	Eastman Chemical Co.	541,652
		1,505,961
	COMMERCIAL SERVICES — 2.3%
10,200	CorVel Corp.*	934,014
4,450	Verisk Analytics, Inc.	722,992
		1,657,006
	COMPUTERS — 4.3%
7,950	Apple, Inc.	2,460,605
4,125	International Business Machines Corp.	592,886
		3,053,491
	DIVERSIFIED FINANCIAL SERVICES — 2.1%
4,300	American Express Co.	558,441
19,500	INTL. FCStone, Inc.*	929,370
		1,487,811
	ELECTRONICS — 1.3%
9,700	Watts Water Technologies, Inc. - Class A	967,187

	ENGINEERING & CONSTRUCTION — 1.4%
13,650	Exponent, Inc.	993,311

	HEALTHCARE-PRODUCTS — 1.7%
5,500	Edwards Lifesciences Corp.*	1,209,230

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE — 4.9%
5,100	RenaissanceRe Holdings Ltd.[1]	$966,144
18,000	W.R. Berkley Corp.	1,323,540
5,850	Willis Towers Watson PLC[1]	1,236,046
		3,525,730
	INTERNET — 11.0%
1,575	Alphabet, Inc. - Class A*	2,256,628
1,150	Amazon.com, Inc.*	2,310,028
490	Booking Holdings, Inc.*	896,970
6,950	Netflix, Inc.*	2,398,375
		7,862,001
	MACHINERY-DIVERSIFIED — 3.7%
15,675	Albany International Corp. - Class A	1,093,645
7,150	Crane Co.	611,039
6,600	Curtiss-Wright Corp.	959,838
		2,664,522
	METAL FABRICATE/HARDWARE — 1.1%
5,575	Valmont Industries, Inc.	791,985

	MISCELLANEOUS MANUFACTURING — 3.0%
9,200	ESCO Technologies, Inc.	882,832
6,400	Parker-Hannifin Corp.	1,252,416
		2,135,248
	OIL & GAS — 0.8%
5,150	Chevron Corp.	551,771

	PHARMACEUTICALS — 2.6%
7,030	Merck & Co., Inc.	600,643
32,930	Pfizer, Inc.	1,226,313
		1,826,956
	REITS — 3.7%
15,900	American Assets Trust, Inc. - REIT	724,404
8,775	Camden Property Trust - REIT	986,573
6,600	Mid-America Apartment Communities, Inc. - REIT	905,586
		2,616,563
	RETAIL — 3.2%
3,100	McDonald's Corp.	663,307

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL (Continued)
2,600	O'Reilly Automotive, Inc.*	$1,055,860
10,670	Walgreens Boots Alliance, Inc.	542,570
		2,261,737
	SEMICONDUCTORS — 1.0%
11,010	Intel Corp.	703,869

	SOFTWARE — 2.7%
2,800	Adobe, Inc.*	983,192
9,600	j2 Global, Inc.	920,256
		1,903,448
	TELECOMMUNICATIONS — 3.6%
13,385	Cisco Systems, Inc.	615,309
7,500	Motorola Solutions, Inc.	1,327,500
10,185	Verizon Communications, Inc.	605,396
		2,548,205
	TEXTILES — 1.3%
4,600	UniFirst Corp.	938,078
	TOTAL COMMON STOCKS
	(Cost $45,138,774)	46,879,032

	EXCHANGE-TRADED FUNDS — 19.7%
33,650	Direxion Daily S&P 500 Bull 3X - ETF	2,204,075
11,200	Invesco QQQ Trust Series 1 - ETF	2,453,584
31,750	ProShares UltraPro S&P 500 - ETF	2,202,497
14,900	SPDR S&P 500 ETF Trust - ETF	4,793,777
19,300	Vanguard Dividend Appreciation ETF - ETF	2,419,641
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $13,156,004)	14,073,574

	SHORT-TERM INVESTMENTS — 13.8%
9,852,024	Fidelity Investments Money Market Government Portfolio - Class I, 1.425%[2,3]	9,852,024
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,852,024)	9,852,024
	TOTAL INVESTMENTS — 99.3%
	(Cost $68,146,802)	70,804,630
	Other Assets in Excess of Liabilities — 0.7%	464,445
	TOTAL NET ASSETS — 100.0%	$71,269,075

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

PLC –	Public Limited Company
REIT –	Real Estate Investment Trusts
ETF –	Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AXS Multi-Strategy Alternatives Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2020 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Pay/Receive Equity on Reference Entity	Financing Rate	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Cowen Financial Product - AXS Multi-Strat Long	Receive	OBRF01	8/12/2020	$14,985,766	$-	$144,480
Cowen	Cowen Financial Product - AXS Multi-Strat Short	Pay	OBRF01	8/12/2020	(14,935,982)	-	280,807
TOTAL EQUITY SWAP CONTRACTS					$49,784	$-	$425,287

OBFR01 - Overnight Bank Funding Rate.

Equity Swap Top 50 Holdings
Cowen Financial Product - AXS Multi-Strat Long	EQUITIES

Number of Shares	Description	Value
5,500	Apple, Inc.	$1,702,305
9,830	Microsoft Corp.	1,673,361
580	Amazon.com, Inc.	1,165,058
3,070	Facebook, Inc.	619,864
410	Alphabet, Inc. - Class C	588,034
410	Alphabet, Inc. - Class A	587,440
6,250	Intel Corp	399,563
1,550	Berkshire Hathaway, Inc. - Class B	347,867
2,280	JPMorgan Chase & Co.	301,781
2,060	PepsiCo, Inc.	292,561
6,670	Comcast Corp.	288,077
1,930	Johnson & Johnson	287,319
6,210	Cisco Systems, Inc.	285,474
690	Adobe, Inc.	242,287
1,210	Visa, Inc.	240,754
1,870	Procter & Gamble Co.	233,039
640	Netflix, Inc.	220,858
5,410	AT&T, Inc.	203,524
630	Mastercard, Inc.	199,042
650	Costco Wholesale Corp.	198,588
1,710	PayPal Holdings, Inc.	194,752
5,910	Bank of America Corp.	194,025
880	Amgen, Inc.	190,124
690	UnitedHealth Group, Inc.	187,991
2,960	Exxon Mobil Corp.	183,875
1,290	Walt Disney Co.	178,420
780	Home Depot, Inc.	177,918
2,960	Verizon Communications, Inc.	175,942
560	Broadcom, Inc.	170,890
2,730	Coca-Cola Co.	159,432
1,860	Merck & Co, Inc.	158,918
4,110	Pfizer, Inc.	153,056
1,400	Chevron Corp.	149,996
2,790	Wells Fargo & Co.	130,963
390	Boeing Co.	124,125
1,610	Citigroup, Inc.	119,800
550	McDonald's Corp.	117,684

AXS Multi-Strategy Alternatives Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2020 (Unaudited)

Equity Swap Top 50 Holdings - Continued
Cowen Financial Product - AXS Multi-Strat Long - Continued	EQUITIES

Number of Shares	Description	Value
1,010	Walmart, Inc.	$115,635
970	Medtronic PLC	111,977
1,270	Abbott Laboratories	110,668
600	salesforce.com, Inc.	109,386
460	NVIDIA Corp.	108,758
480	Accenture PLC	98,501
1,180	Philip Morris International, Inc.	97,586
670	International Business Machines Corp.	96,299
140	Tesla, Inc.	91,080
500	Union Pacific Corp.	89,710
590	United Technologies Corp.	88,618
280	Thermo Fisher Scientific, Inc.	87,693
500	Honeywell International, Inc.	86,610

Cowen Financial Product - AXS Multi-Strat Short	EQUITIES

Number of Shares	Description	Value
(129,075)	Invesco S&P 500 Equal Weight ETF	(14,655,176)

See accompanying Notes to Schedule of Investments.

AXS Multi-Strategy Alternatives Fund

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

Note 1 – Organization

AXS Multi-Strategy Alternatives Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is long-term growth of capital. As a secondary goal, the Fund seeks to manage volatility and market risk. The Fund commenced investment operations on October 18, 2019 with Class R-1 and Class I shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

AXS Multi-Strategy Alternatives Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(c) Equity Swaps

The Fund may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. In these cases, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

Note 3 – Federal Income Taxes

At January 31, 2020, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$68,843,649
Gross unrealized appreciation	3,769,598
Gross unrealized depreciation	(1,808,617)
Net unrealized appreciation on investments	$1,960,981

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

AXS Multi-Strategy Alternatives Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$46,879,032	$-	$-	$46,879,032
Exchange-Traded Funds	14,073,574	-	-	14,073,574
Short-Term Investments	9,852,024	-	-	9,852,024
Total Investments	70,804,630	-	-	70,804,630
Other Financial Instruments**
Swap Contracts	425,287	-	-	425,287
Total Assets	$71,229,917	$-	$-	$71,229,917

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 and Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.